Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure
Short-term debt	$ 9,181		$ 8,463
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	29,660		26,702
Less: Net unamortized discount	865		533
Add: Fair value adjustment	886		994
Long-Term Debt, including current portion	29,680		27,161
Less: Current maturities	5,593		4,306
Total long-term debt (excluding current portion)	24,088		22,857
Commercial paper
Debt Disclosure
Short-term debt	1,800		2,300
Weighted-average interest rates for short-term loans (as a percent)	0.10%		0.10%
Short-term loans
Debt Disclosure
Short-term debt	1,789		1,859
Weighted-average interest rates for short-term loans (as a percent)	1.80%		1.20%
Long term debt - current maturities
Debt Disclosure
Short-term debt	5,593		4,306
U.S. Dollar Notes and Debentures
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	25,656		24,192
2.79% Notes and Debentures, maturing in 2013-2014
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	7,131		8,615
Debt instrument, stated interest rate percentage (as a percent)	2.79%
1.46% Notes and Debentures, maturing in 2015-2016
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	5,807		2,414
Debt instrument, stated interest rate percentage (as a percent)	1.46%
5.29% Notes and Debentures, maturing in 2017-2021
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	7,457		8,600
Debt instrument, stated interest rate percentage (as a percent)	5.29%
1.88% Notes and debentures, maturing in 2022
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,000		500
Debt instrument, stated interest rate percentage (as a percent)	1.88%
7.00% Notes and Debentures, maturing in 2025
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	600		600
Debt instrument, stated interest rate percentage (as a percent)	7.00%
6.22% Notes and Debentures, maturing in 2027
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	469		469
Debt instrument, stated interest rate percentage (as a percent)	6.22%
6.50% Notes and Debentures, maturing in 2028
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	313		313
Debt instrument, stated interest rate percentage (as a percent)	6.50%
5.875% Notes and Debentures, maturing in 2032
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	600		600
Debt instrument, stated interest rate percentage (as a percent)	5.875%
8.00% Notes and Debentures, maturing in 2038
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	83		187
Debt instrument, stated interest rate percentage (as a percent)	8.00%	8.00%
5.60% Notes and Debentures, maturing in 2039
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	745		1,545
Debt instrument, stated interest rate percentage (as a percent)	5.60%	5.60%
4.00% Notes and debentures, maturing in 2042
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,107
Debt instrument, stated interest rate percentage (as a percent)	4.00%
7.00% Notes and Debentures, maturing in 2045
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	27		27
Debt instrument, stated interest rate percentage (as a percent)	7.00%
7.125% Notes and Debentures, maturing in 2096
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	316		322
Debt instrument, stated interest rate percentage (as a percent)	7.125%	7.125%
3.6% Euros maturing in 2013 - 2019
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	2,338		1,037
Debt instrument, stated interest rate percentage (as a percent)	3.60%
0.7% Japanese yen maturing in 2013-2014
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	878		1,123
Debt instrument, stated interest rate percentage (as a percent)	0.70%
3.8% Swiss francs maturing in 2015-2020
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	178		173
Debt instrument, stated interest rate percentage (as a percent)	3.80%
2.2% Canadian Maturing 2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	502
Debt instrument, stated interest rate percentage (as a percent)	2.20%
4.6% Other maturing in 2013-2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	$ 107		$ 177
Debt instrument, stated interest rate percentage (as a percent)	4.60%